Non-current assets held for sale (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Assets and liabilities held for sale [Line Items]
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 34	$ 1,326
Liabilities included in disposal groups classified as held for sale	$ 31	$ 46
Proportion of participating interest classified as held for sale	20.00%
Block 61
Assets and liabilities held for sale [Line Items]
Proportion of ownership interest in subsidiary	60.00%
Block 61 | PTT Exploration and Production Public Company Limited
Assets and liabilities held for sale [Line Items]
Maximum Expected Consideration For Sale Of Property, Plant And Equipment, And Losing Control Of Subsidiaries Or Other Businesses	$ 2,600
Consideration paid (received)	$ 2,400